Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and welfare	$ 137,344	$ 171,479
Tax Payable	60,236	56,018
Accrued service fee	105,762
Others	71	9,316
Accrued expenses and other current liabilities	$ 303,413	$ 236,813